                         ---------------------------
                         [COLONIAL INVESTMENTS LOGO]
                         ---------------------------
                               COLONIAL GLOBAL
                                 EQUITY FUND
                         ---------------------------

                                ANNUAL REPORT
                               OCTOBER 31, 1996

                         ---------------------------



                                [COVER PHOTO]


                         ----------------------------
                         NOT FDIC-  MAY LOSE VALUE
                         INSURED    NO BANK GUARANTEE
                         ----------------------------

                     COLONIAL GLOBAL EQUITY FUND HIGHLIGHTS
                      NOVEMBER 1, 1995 - OCTOBER 31, 1996


INVESTMENT OBJECTIVE: Colonial Global Equity Fund seeks long-term growth by investing primarily in global equities.

THE FUND IS DESIGNED TO OFFER:

      [Check mark]     Opportunity for long-term growth
      [Check mark]     Diversification to help reduce risk
      [Check mark]     Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "A global equity fund provides U.S. investors with valuable international exposure through a broadly diversified portfolio."
                                                                    -- Gita Rao


                    COLONIAL GLOBAL EQUITY FUND PERFORMANCE

                                                     CLASS A            CLASS B

Inception date                                       6/8/92             6/8/92

12-month distributions declared per share            $0.797             $0.701

12-month total returns, assuming                     15.10%             14.04%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)

Net asset value per share at 10/31/96                $13.44             $13.35



TOP FIVE HOLDINGS*                       TOP FIVE COUNTRIES*
(as of 10/31/96)                         (as of 10/31/96)

1. BASF AG .................... 3.2%     1. United States ............. 22.3%
2. Fuji Photo Film Co. ........ 2.6%     2. Japan .....................  9.8%
3. Foreningsbanken ............ 2.4%     3. United Kingdom ............  8.0%
4. Consolidated Natural Gas ... 2.3%     4. Netherlands ...............  4.8%
5. Safeway, Inc. .............. 2.2%     5. Germany ...................  4.6%

----------

* Holdings and country breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS



I am pleased to present your Fund's annual report for the
fiscal year ended October 31, 1996. This report gives us   [PRESIDENT'S PICTURE]
the opportunity to share our analysis of your fund and the investment environment over the past 12 months.

The Federal Reserve Board lowered short-term interest rates in December 1995 and again in January 1996. Furthermore, in the bond market, significantly stronger economic indicators mid-way through the period stirred inflation fears and propelled long-term interest rates upward. However, we believe that the bond market volatility should be somewhat reduced in the months ahead.

In the U.S. stock market, generally favorable conditions prevailed throughout most of the period with both large and small company stocks posting strong returns until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records.

Internationally, we are still seeing declining interest rates in most markets. Japan's recovery is modest and interest rates are being held low. China is reducing rates, now that inflation has declined into single digits. In Europe, short-term interest rates are much lower than long-term ones, creating a steep yield curve. We expect this situation to continue until we see an increase in economic activity.

Our expectations include moderate economic growth continuing into the first half of 1997. If our current projections hold, we may see the economy picking up again in the second half of 1997.

In the following pages, you'll find detailed information on your Fund's perfor-mance as well as an in-depth discussion with the portfolio manager. As always, we appreciate the opportunity to help you meet your investment goals.


Respectfully,


/s/ Harold W. Cogger
--------------------------
Harold W. Cogger
President
December 10, 1996



Because market conditions change frequently, there can be no assurance that the trends described will continue, come to pass or affect Fund performance.

                          PORTFOLIO MANAGEMENT REPORT

DANIEL RIE is co-manager of Colonial Global Equity Fund and Senior Vice President of Colonial Management Associates, Inc. Dr. Rie also directs Colonial's equity investment group. GITA RAO is co-manager of the Fund and Vice President of Colonial Management Associates, Inc.

Q. DESCRIBE THE GLOBAL ECONOMIC ENVIRONMENT DURING THE YEAR.

A. International market conditions generally improved during the year, but the best investment performance was found right here in the U.S. The continuing combination of low interest rates, low inflation and slow but steady economic growth created a positive environment for large domestic stocks, with both the Dow Jones Industrial Average and the Standard & Poor's 500 Index reaching all-time highs throughout the year.

In Japan, market conditions improved modestly, but the weakening yen minimized real gains to U.S. investors. Europe continued to see positive economic growth as interest rates declined, particularly in Germany and Scandinavia. Performance was strong in some Asian countries, notably Hong Kong and Singapore, and the investment environment improved in the emerging markets of Latin America.

Q. HOW DID THE FUND PERFORM COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD (GDP) INDEX?

A. The Fund's Class A shares returned 15.10%, outperforming the Index which returned 13.67% for the year. The Fund held 22% of its net assets in the U.S., 10% in Japan and 38% in Europe as of October 31, 1996, compared to 34%, 18% and 42%, respectively, for the Index. The Fund's relative underweighting in Japan and overweighting in Europe contributed to its performance. The Fund also benefited from exposure to emerging markets not represented in the Index.

Q. WHICH MARKET SECTORS AND SPECIFIC STOCKS CONTRIBUTED TO FUND PERFORMANCE?

A. In Germany, BASF, a chemical company diversified into oil, natural gas, agricultural and consumer products, had strong returns. In Japan, we emphasized consumer-oriented companies. We added to our position in Fuji Photo Film Co., the Fund's second largest holding. Fuji is the world's second largest film manufacturer and is gaining ground against Kodak in the U.S. as well as in the fast-growing Southeast Asian market. Domestically, we concentrated on sectors that are not sensitive to interest rate changes, such as consumer cyclicals.

Q. WHAT ARE THE BENEFITS OF A GLOBAL EQUITY FUND?

A. A global equity fund provides U.S. investors with valuable international exposure through a broadly diversified portfolio. As of October 31, 1996, Colonial Global Equity Fund owned more than 110 stocks representing 13 different sectors in over 20 countries. Strong performance in one country can counterbalance weak performance elsewhere in the world, providing greater growth potential with lower overall risk.

Q.  WHAT IS YOUR MARKET OUTLOOK?

A. Looking ahead, we think U.S. economic growth may slow, but we expect growth outside the U.S. to continue, creating a variety of opportunities for global investors. In selecting stocks for the Fund, we look for growth at a reasonable price. As international markets improve, we will be exploring new opportunities and may increase our exposure to high quality companies in emerging markets.


            COLONIAL GLOBAL EQUITY FUND'S INVESTMENT PERFORMANCE VS.
           THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD (GDP) INDEX
               CHANGE IN VALUE OF $10,000 FROM 6/30/92 - 10/31/96

                                 CLASS A SHARES
                              Based on NAV and MOP

                    AVERAGE ANNUAL TOTAL RETURNS*
                    Inception 6/8/92       NAV       MOP
                    1 YEAR                11.98%    5.54%
                    SINCE INCEPTION       12.09%   10.57%


                             6/92              10/96
                           $14,000          NAV   $16,611
                           $12,000          MSCI  $15,697
                           $10,000          MOP   $15,655

                                 [LINE GRAPH]
                 Label             A             B                 C
     ------------------------------------------------------------------
     Lable     CGEF A           NAV            MOP       MSCI World GDP
     ------------------------------------------------------------------
         1     Jun 30, 92          10000          9425            10000
         2     Jul 31, 92       10080.81      9501.161             9888
         3     Aug 31, 92       9868.687      9301.237            10095
         4     Sep 30, 92       9747.475      9186.995             9845
         5     Oct 31, 92       9434.344      8891.869             9596
         6     Nov 30, 92       9505.051      8958.511             9700
         7     Dec 31, 92       9690.426      9133.227             9725
         8     Jan 31, 93       9946.245      9374.336             9802
         9     Feb 28, 93       10069.04      9490.068            10060
        10     Mar 31, 93       10539.75       9933.71            10555
        11     Apr 30, 93       10754.63      10136.24            11097
        12     May 31, 93       11010.45      10377.35            11286
        13     Jun 30, 93       10733.58       10116.4            11147
        14     Jul 31, 93       10960.86      10330.61            11335
        15     Aug 31, 93       11745.99      11070.59            11988
        16     Sep 30, 93       11756.32      11080.33            11751
        17     Oct 31, 93       12148.88      11450.32            12040
        18     Nov 30, 93       11973.26       11284.8            11359
        19     Dec 31, 93       13101.27      12347.94            11913
        20     Jan 31, 94        13685.4      12898.49            12649
        21     Feb 28, 94       13257.73      12495.41            12455
        22     Mar 31, 94       12704.89      11974.36            12137
        23     Apr 30, 94       12861.35      12121.83            12572
        24     May 31, 94       12746.61      12013.68            12429
        25     Jun 30, 94       12567.44      11844.81            12274
        26     Jul 31, 94       13008.77      12260.77            12593
        27     Aug 31, 94       13418.58      12647.01            12901
        28     Sep 30, 94       13124.36      12369.71            12514
        29     Oct 31, 94       13334.52      12567.78            12824
        30     Nov 30, 94       12767.09      12032.98            12276
        31     Dec 31, 94       12889.25      12148.11            12384
        32     Jan 31, 95       12509.81       11790.5            12273
        33     Feb 28, 95       12923.74      12180.62            12443
        34     Mar 31, 95       13211.19      12451.54            12898
        35     Apr 30, 95       13613.62      12830.83            13379
        36     May 31, 95       13878.07      13080.08            13489
        37     Jun 30, 95       14095.25      13284.77            13512
        38     Jul 31, 95       15045.75      14180.62            14221
        39     Aug 31, 95       14767.55      13918.42            13811
        40     Sep 30, 95       14767.55      13918.42            14097
        41     Oct 31, 95        14431.4       13601.6            13808
        42     Nov 30, 95       14663.23       13820.1            14191
        43     Dec 31, 95       15009.89      14146.82            14633
        44     Jan 31, 96       15502.02      14610.65            14925
        45     Feb 29, 96       15649.66       14749.8            14983
        46     Mar 31, 96       15883.42      14970.12            15147
        47     Apr 30, 96       16350.94      15410.76            15518
        48     May 31, 96       16486.28      15538.31            15495
        49     Jun 30, 96       16388.07      15445.76            15572
        50     Jul 31, 96       15819.56      14909.93            15026
        51     Aug 31, 96       16116.17       15189.5            15124
        52     Sep 30, 96       16536.38      15585.54            15663
        53     Oct 31, 96       16610.54      15655.43            15697

                                 CLASS B SHARES
                         Based on NAV and Maximum CDSC

                  AVERAGE ANNUAL TOTAL RETURNS*
                  Inception 6/8/92          NAV      w/CDSC
                  1 YEAR                   10.93%     5.93%
                  SINCE INCEPTION          11.18%    10.85%


                             6/92               10/96
                           $14,000          NAV    $16,036
                           $12,000          w/CDSC $15,836
                           $10,000          MSCI   $15,697

                                  [LINE GRAPH]

                 Label          A             B             C
        ------------------------------------------------------------
        Lable OGEF B         NAV           MOP        MSCI World GDP
        ------------------------------------------------------------
         1    Jun 30, 92        10000         10000       10000
         2    Jul 31, 92     10080.89      10080.89        9888
         3    Aug 31, 92     9868.554      9868.554       10095
         4    Sep 30, 92     9726.997      9726.997        9845
         5    Oct 31, 92     9413.549      9413.549        9596
         6    Nov 30, 92     9484.327      9484.327        9700
         7    Dec 31, 92     9646.364      9646.364        9725
         8    Jan 31, 93     9891.093      9891.093        9802
         9    Feb 28, 93     10013.46      10013.46       10060
        10    Mar 31, 93     10472.32      10472.32       10555
        11    Apr 30, 93     10676.26      10676.26       11097
        12    May 31, 93     10920.99      10920.99       11286
        13    Jun 30, 93     10646.48      10646.48       11147
        14    Jul 31, 93     10872.12      10872.12       11335
        15    Aug 31, 93     11641.38      11641.38       11988
        16    Sep 30, 93     11641.38      11641.38       11751
        17    Oct 31, 93     12020.88      12020.88       12040
        18    Nov 30, 93     11846.51      11846.51       11359
        19    Dec 31, 93     12956.45      12956.45       11913
        20    Jan 31, 94     13513.94      13513.94       12649
        21    Feb 28, 94     13080.34      13080.34       12455
        22    Mar 31, 94     12522.85      12522.85       12137
        23    Apr 30, 94     12677.71      12677.71       12572
        24    May 31, 94      12543.5       12543.5       12429
        25    Jun 30, 94     12363.13      12363.13       12274
        26    Jul 31, 94     12788.01      12788.01       12593
        27    Aug 31, 94     13192.17      13192.17       12901
        28    Sep 30, 94     12891.64      12891.64       12514
        29    Oct 31, 94     13088.54      13088.54       12824
        30    Nov 30, 94     12528.94      12528.94       12276
        31    Dec 31, 94     12631.88      12631.88       12384
        32    Jan 31, 95     12259.02      12259.02       12273
        33    Feb 28, 95     12665.77      12665.77       12443
        34    Mar 31, 95     12936.94      12936.94       12898
        35    Apr 30, 95     13321.09      13321.06       13379
        36    May 31, 95     13558.36      13558.36       13489
        37    Jun 30, 95      13765.7       13765.7       13512
        38    Jul 31, 95     14684.93      14684.93       14221
        39    Aug 31, 95     14401.21      14401.21       13811
        40    Sep 30, 95     14401.21      14401.21       14097
        41    Oct 31, 95     14060.76      14060.76       13808
        42    Nov 30, 95     14276.38      14276.38       14191
        43    Dec 31, 95     14604.74      14604.74       14633
        44    Jan 31, 96     15072.77      15072.77       14925
        45    Feb 29, 96     15216.77      15216.77       14983
        46    Mar 31, 96     15420.78      15420.78       15147
        47    Apr 30, 96     15840.81      15840.81       15518
        48    May 31, 96     15972.81      15972.81       15495
        49    Jun 31, 96     15855.36      15855.36       15572
        50    Jul 30, 96     15302.82      15302.82       15026
        51    Aug 31, 96     15579.09      15579.09       15124
        52    Sep 30, 96     15975.48      15975.48       15663
        53    Oct 31, 96     16035.53      15835.53       15697


*  As of 9/30/96 (Most Recent Quarter End)

The Morgan Stanley Capital International World (GDP) Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charge or contingent deferred sales charges (CDSC). Maximum offering price (MOP) returns include the maximum sales charge of 5.75%. The CDSC returns reflect charges of: one year, 5%; since inception, 2%. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO

                        OCTOBER 31, 1996 (IN THOUSANDS)


COMMON STOCKS - 90.5%
-------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
 BUILDING CONSTRUCTION - 0.6%
 Hollandsche Beton Groep NV                      Ne            3        $   500
                                                                        -------

 HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION  - 0.7%
 Stork N.V.                                      Ne           18            574
                                                                        -------

 SPECIAL TRADE CONTRACTORS - 0.4%
 Kyudenko Company                                Ja           16            181
 Tele Danmark A/S, Series B (a)                  De            3            156
                                                                        -------
                                                                            337
                                                                        -------
-------------------------------------------------------------------------------
FINANCIAL, INSURANCE & REAL ESTATE - 23.7%
 DEPOSITORY INSTITUTIONS - 12.4%
 Argentaria SA                                   Sp           34          1,327
 Banca Popolare di Milano (BPM)                  It          147            723
 BankAmerica Corp.                                            14          1,253
 Barclays PLC                                    UK           42            659
 Deposit Guaranty Corp.                                        9            452
 Development Bank of Singapore Ltd.              Si           35            419
 Foreningsbanken A                               Sw          498          2,043
 HSBC Holdings PLC                               HK           24            489
 Hang Seng Bank Ltd.                             HK           39            463
 J.P. Morgan & Co., Inc.                                       6            510
 National Westminster Bank PLC                   UK           28            320
 Storebrand ASA (a)                              No           72            421
 Westpac Banking Corp.                           Au          264          1,506
                                                                        -------
                                                                         10,585
                                                                        -------

 HOLDING COMPANIES - 0.2%
 Power Corp. of Canada                           Ca           10            210
                                                                        -------

 INSURANCE CARRIERS - 3.3%
 AXA                                             Fr           14            888
 Cigna Corp.                                                   2            196
 International Nederlanden Groep                 Ne           33          1,011
 Schweirezerische Lebensversicherungs und
  Rentenanstalt                                  Sz            2            701
                                                                        -------
                                                                          2,796
                                                                        -------
 INVESTMENT COMPANIES - 5.9%
 Chile Fund, Inc.                                Ch           24            511
 First Australia Fund, Inc.                      Au           58            531
 First Philippine Fund, Inc.                     Ph           41            632
 Irish Investment Fund, Inc.                     Ir           46            650

                      Investment Portfolio/October 31, 1996
-------------------------------------------------------------------------------

 Korea Fund, Inc.                                Ko           21         $  353
 Pakistan Investment Fund (a)                    Pa           53            285
 Southern Africa Fund, Inc.                      SA           25            411
 Templeton Dragon Fund, Inc. (b)                              63            880
 Thai Fund                                       Th           28            526
 The India Fund, Inc. (a)                        Id           35            245
                                                                         ------
                                                                          5,024
                                                                         ------
 REAL ESTATE - 1.9%
 Cheung Kong (Holdings) Ltd.                     HK           92            738
 New World Development Co., Ltd.                 HK          154            896
                                                                         ------
                                                                          1,634
                                                                         ------
-------------------------------------------------------------------------------
MANUFACTURING - 31.3%
 CHEMICALS & ALLIED PRODUCTS - 6.2%
 BASF AG                                         G            84          2,679
 Ciba-Geigy AG                                   Sz          (c)            405
 DSM NV                                          Ne           15          1,431
 Roche Holding AG Genusscheine                   Sz          (c)            754
                                                                         ------
                                                                          5,269
                                                                         ------

 ELECTRONIC & ELECTRICAL EQUIPMENT - 4.1%
 Electrolux AB Fria Series B                     Sw            7            378
 Hitachi Maxell                                  Ja           52          1,026
 Matsushita Electric Industrial Co.              Ja           87          1,389
 Philips Electronics                             Ne           15            534
 Ericsson                                        Sw            5            130
                                                                         ------
                                                                          3,457
                                                                         ------

 FABRICATED METAL - 1.1%
 Compagnie Generale d'Industrie
  et de Participations                           Fr            2            498
 Oriental Holdings Berhad                        Ma           60            410
                                                                         ------
                                                                            908
                                                                         ------

 FOOD & KINDRED PRODUCTS - 3.4%
 Associated British Foods PLC                    UK          179          1,230
 Fraser & Neave Ltd.                             Si           40            397
 Nestle AG                                       Sz          (c)            417
 Tate & Lyle PLC                                 UK          113            879
                                                                         ------
                                                                          2,923
                                                                         ------

 MACHINERY & COMPUTER EQUIPMENT - 1.3%
 Hitachi Ltd.                                    Ja          122          1,081
                                                                         ------

                      Investment Portfolio/October 31, 1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY      SHARES          VALUE
-------------------------------------------------------------------------------
MANUFACTURING - CONT.
 MEASURING & ANALYZING INSTRUMENTS - 3.9%
 Fuji Photo Film Co., Ltd.                       Ja           78         $2,237
 Sybron International Corp.-Wisconsin (a)                     27            792
 Thomson-CSF                                     Fr            9            265
                                                                         ------
                                                                          3,294
                                                                         ------

 PAPER PRODUCTS - 0.5%
 Carter Holt Harvey Ltd.                         NZ          190            427
                                                                         ------

 Petroleum Refining - 2.3%
 OMV Handels AG                                 Aus            8            782
 Pennzoil Co.                                                 22          1,132
                                                                         ------
                                                                          1,914
                                                                         ------

 PRIMARY METAL - 3.0%
 ALFA S.A. de C.V.                               Mx          243          1,011
 Interprovincial Steel                           Ca           14            356
 Texas Industries, Inc.                                       21          1,197
                                                                         ------
                                                                          2,564
                                                                         ------

 RUBBER & PLASTIC - 0.6%
 Fila Holding SPA                                Fr            7            482
                                                                         ------

 STONE, CLAY, GLASS & CONCRETE - 0.6%
 Global Industrial Technologies, Inc.(a)                      26            481
                                                                         ------

 TOBACCO PRODUCTS - 1.7%
 B.A.T. Industries PLC                           UK           51            356
 Hanson PLC                                      UK          500            659
 Sampoerna International Finance Co.             In           42            386
                                                                         ------
                                                                          1,401
                                                                         ------

 TRANSPORTATION EQUIPMENT - 2.6%
 Chrysler Corp.                                               33          1,099
 Fiat Auto SPA Ord                               It          199            527
 Peugeot SA                                      Fr            6            622
                                                                         ------
                                                                          2,248
                                                                         ------
-------------------------------------------------------------------------------
MINING & ENERGY - 4.8%
 CRUDE PETROLEUM & NATURAL GAS - 0.5%
 Ranger Oil Ltd.                                              55            413
                                                                         ------

 METAL MINING - 0.8%
 Trelleborg AB Class B Shares                    Sw           52            666
                                                                         ------

                      Investment Portfolio/October 31, 1996
-------------------------------------------------------------------------------

 NONMETALLIC, EXCEPT FUELS - 0.2%
 Potash Corp. of Saskatchewan, Inc.              Ca            3         $  177
                                                                         ------

 OIL & GAS EXTRACTION - 2.7%
 Elf Gabon SA                                    Fr            4            876
 Helmerich & Payne                                            19          1,045
 Santos Ltd.                                     Au           85            340
                                                                         ------
                                                                          2,261
                                                                         ------

 OIL & GAS FIELD SERVICES - 0.6%
 Petroleum Geo-Services A/S(a)                   No           14            480
                                                                         ------
-------------------------------------------------------------------------------
RETAIL TRADE - 7.7%
 APPAREL & ACCESSORY STORES - 3.2%
 Aoyama Trading                                  Ja           60          1,534
 GAP, Inc.                                                    23            655
 Hennes & Mauritz AB                             Sw            4            504
                                                                         ------
                                                                          2,693
                                                                         ------

 FOOD STORES - 2.5%
 Loblaw Companies                                Ca           25            239
 Safeway, Inc. (a)                                            44          1,869
                                                                         ------
                                                                          2,108
                                                                         ------

 GENERAL MERCHANDISE STORES - 1.2%
 Dayton Hudson Corp.                                          21            727
 Jardine Strategic Holdings Ltd.                 Si           90            292
                                                                         ------
                                                                          1,019
                                                                         ------

 MISCELLANEOUS RETAIL - 0.8%
 Imasco Ltd.                                     Ca           29            680
                                                                         ------
-------------------------------------------------------------------------------
SERVICES - 2.4%
 BUSINESS SERVICES - 1.8%
 Cadence Design Systems, Inc. (a)                             23            832
 Paychex, Inc.                                                 7            388
 SAP AG                                          G             2            322
                                                                         ------
                                                                          1,542
                                                                         ------

 HEALTH SERVICES - 0.1%
 Astra B Fria                                    Sw            2            100
                                                                         ------

 OTHER SERVICES - 0.5%
 VEBA AG                                         G             8            405
                                                                         ------
-------------------------------------------------------------------------------

                      Investment Portfolio/October 31, 1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY      SHARES          VALUE
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 16.5%
 AIR TRANSPORTATION - 1.7%
 AMR Corp.(a)                                                  9         $  756
 British Airways PLC                             UK           17            149
 Lufthansa AG                                    G            40            516
                                                                         ------
                                                                          1,421
                                                                         ------

 COMMUNICATIONS - 6.1%
 British Telecommunications PLC                  UK          103            596
 Hong Kong Telecommunications Ltd.               HK          244            431
 Nokia AB                                        Fi            3            125
 PT Indosat ADR (a)                              In           13            389
 Telus Corporation                               Ca           62            975
 Telecom Italia SPA                              It          377            841
 Telecomunicacoes Brasileiras SA ADR             Bz            8            596
 Telefonica de Argentina SA ADR                  Ar           25            579
 Vodafone Group                                  UK          175            678
                                                                         ------
                                                                          5,210
                                                                         ------

 ELECTRIC, GAS & SANITARY SERVICES - 0.2%
 Westcoast Energy, Inc.                          Ca           13            209
                                                                         ------

 ELECTRIC SERVICES - 4.4%
 Allegheny Power System, Inc.                                 27            801
 Hong Kong Electric Holdings Ltd.                HK           94            299
 Oesterreichische Elektrizitaetswirtschafts AG  Aus            7            466
 Portland General Corp.                                        6            276
 Texas Utilities Co.                                          15            595
 Union Electrica Fenosa SA                       Sp          195          1,264
                                                                         ------
                                                                          3,701
                                                                         ------

 GAS SERVICES - 2.3%
 Consolidated Natural Gas Co.                                 37         1,982
                                                                         ------

 MOTOR FREIGHT & WAREHOUSING - 0.3%
 Seino Transportation                            Ja           18            249
                                                                         ------

 SANITARY SERVICES - 1.5%
 United Utilities PLC                            UK           40            368
 Yorkshire Water PLC                             UK           89            894
                                                                         ------
                                                                          1,262
                                                                         ------
-------------------------------------------------------------------------------
WHOLESALE TRADE - 2.4%
 DURABLE GOODS - 0.7%
 Fujitsu Business Systems                        Ja           25            631
                                                                         ------

                      Investment Portfolio/October 31, 1996
-------------------------------------------------------------------------------

 NONDURABLE GOODS - 1.7%
 Gillette Co.                                                  9        $   673
 Universal Corp.                                              27            738
                                                                        -------
                                                                          1,411
                                                                        -------

 TOTAL INVESTMENTS (cost of $68,651) (d)                                 76,729
                                                                        -------


SHORT-TERM OBLIGATIONS - 9.4%                                   PAR
-------------------------------------------------------------------------------
 Repurchase agreement with Lehman Brothers, Inc.,
 dated 10/31/96, due 11/01/96 at 5.530%,
 collateralized by U.S. Treasury bonds and notes
 with various maturities to 2023, market value
 $8,112, (repurchase proceeds $7,955)                        $7,954       7,954
                                                                        -------

OTHER ASSETS & LIABILITIES, NET - 0.1%                                      123
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $84,806
                                                                        =======
-------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) This security is subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements: Note 3.-Other.)
(c) Rounds to less than one.
(d) Cost for federal income tax purposes is the same.

                     Investment Portfolio/October 31, 1996
-----------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.:
-----------------------------------------------------------------------------

Summary of Securities by Country              Country      Value  % of Total
-----------------------------------------------------------------------------
United States                                           $ 18,862        24.6
Japan                                         Ja           8,328        10.9
United Kingdom                                UK           6,788         8.8
Netherlands                                   Ne           4,050         5.3
Germany                                       G            3,922         5.1
Sweden                                        Sw           3,821         5.0
France                                        Fr           3,631         4.7
Hong Kong                                     HK           3,316         4.3
Canada                                        Ca           2,846         3.7
Spain                                         Sp           2,591         3.4
Australia                                     Au           2,377         3.1
Switzerland                                   Sz           2,277         3.0
Italy                                         It           2,091         2.7
Austria                                       Aus          1,248         1.6
Singapore                                     Si           1,108         1.4
Mexico                                        Mx           1,011         1.3
Norway                                        No             901         1.2
Multinational(b)                                             880         1.1
Indonesia                                     In             775         1.0
Ireland                                       Ir             650         0.8
Philippines                                   Ph             632         0.8
Brazil                                        Bz             596         0.8
Argentina                                     Ar             579         0.8
Thailand                                      Th             526         0.7
Chile                                         Ch             511         0.7
New Zealand                                   NZ             427         0.6
South Africa                                  SA             411         0.5
Malaysia                                      Ma             410         0.5
Korea                                         Ko             353         0.5
Pakistan                                      Pa             285         0.4
India                                         Id             245         0.3
Denmark                                       De             156         0.2
Finland                                       Fi             125         0.2
                                                         -------       -----
                                                         $76,729       100.0
                                                         =======       =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym                                       Name
-------                                       ----

  ADR                             American Depository Receipt

See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 31, 1996

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $68,651)                                $76,729
Short-term obligations                                               7,954
                                                                   -------
                                                                    84,683

Receivable for:
  Dividends                                             $82
  Fund shares sold                                       62
  Foreign tax reclaims                                   60
  Deferred organization expenses                          5
  Interest                                                1
Other                                                     4            214
                                                        ---        -------
    Total Assets                                                    84,897

LIABILITIES
Payable for:
  Fund shares repurchased                                61
Accrued:
  Deferred Trustees fees                                  2
  Other                                                  28
                                                        ---
    Total Liabilities                                                   91
                                                                   -------
NET ASSETS                                                         $84,806
                                                                   =======


Net asset value & redemption price per share-
Class A ($19,092/1,420)                                            $ 13.44
                                                                   =======
Maximum offering price per share - Class A
($13.44/0.9425)                                                    $ 14.26(a)
                                                                   =======
Net asset value & offering price per share-
Class B ($65,714/4,921)                                            $ 13.35(b)
                                                                   =======

COMPOSITION OF NET ASSETS
Capital paid in                                                    $67,716
Overdistributed net investment income                                  (75)
Accumulated net realized gain                                        9,097
Net unrealized appreciation (depreciation) on:
  Investments                                                        8,078
  Foreign currency transactions                                        (10)
                                                                   -------
                                                                   $84,806
                                                                   =======




(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 1996


(in thousands)
INVESTMENT INCOME
Dividends                                                         $ 1,664
Interest                                                              338
                                                                  -------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $156)                                              2,002
EXPENSES

Management fee                                          $  591
Service fee                                                198
Distribution fee - Class B                                 480
Transfer agent                                             244
Bookkeeping fee                                             37
Trustees fee                                                16
Custodian fee                                               56
Audit fee                                                   35
Legal fee                                                    5
Registration fee                                            30
Reports to shareholders                                     13
Amortization of deferred
    organization expenses                                    9
Other                                                       11
                                                         -----
   Total operating expenses                              1,725
Interest expense                                             1      1,726
                                                         -----    -------
       Net Investment Income                                          276
                                                                  -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                             9,092
 Foreign currency transactions                             (81)
                                                        ------
      Net Realized Gain                                             9,011

Net unrealized appreciation (depreciation)
 during the period on:
 Investments                                               899
 Foreign currency transactions                             (18)
                                                        ------
     Net Unrealized Appreciation                                      881
                                                                  -------
          Net Gain                                                  9,892
                                                                  -------
Net Increase in Net Assets from Operations                        $10,168
                                                                  =======



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                            Year ended October 31
                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS                          1996          1995
Operations:
Net investment income                                    $    276      $    545
Net realized gain                                           9,011         3,832
Net unrealized appreciation                                   881           637
                                                         --------      --------
    Net Increase from Operations                           10,168         5,014
Distributions:
From net investment income - Class A                         (105)         (175)
In excess of net investment income - Class A                  (37)           --
From net realized gains - Class A                            (618)         (809)
From net investment income - Class B                         (133)         (533)
In excess of net investment income - Class B                  (46)         --
From net realized gains - Class B                          (3,141)       (4,674)
                                                         --------      --------
                                                            6,088        (1,177)
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                          8,563         3,736
Value of distributions reinvested - Class A                   713           915
Cost of shares repurchased - Class A                       (2,848)       (3,545)
                                                         --------      --------
                                                            6,428         1,106
                                                         --------      --------
Receipts for shares sold - Class B                         13,370         9,028
Value of distributions reinvested - Class B                 3,088         4,883
Cost of shares repurchased - Class B                      (14,800)      (16,872)
                                                         --------      --------
                                                            1,658        (2,961)
                                                         --------      --------
    Net Increase (Decrease) from
        Fund Share Transactions                             8,086        (1,855)
                                                         --------      --------
        Total Increase (Decrease)                          14,174        (3,032)
NET ASSETS

Beginning of period                                        70,632        73,664
                                                         --------      --------
End of period (net of overdistributed
  net investment income of $75 and
  $129, respectively)                                    $ 84,806      $ 70,632
                                                         ========      ========
NUMBER OF FUND SHARES
Sold - Class A                                                658           310
Issued for distributions reinvested - Class A                  59            82
Repurchased - Class A                                        (221)         (297)
                                                         --------      --------
                                                              496            95
                                                         --------      --------
Sold - Class B                                              1,042           754
Issued for distributions reinvested - Class B                 257           440
Repurchased - Class B                                      (1,151)       (1,419)
                                                         --------      --------
                                                              148          (225)
                                                         --------      --------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1996


        NOTE 1. ACCOUNTING POLICIES
        ------------------------------------------------------------------------
        ORGANIZATION: Colonial Global Equity Fund (the Fund), a series of Colonial Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

        SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

        Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

        The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

        Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

        Security transactions are accounted for on the date the securities are purchased, sold or mature.

        Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

        DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                 Notes to Financial Statements/October 31, 1996
        ------------------------------------------------------------------------

        The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share reflects the distribution fee applicable to Class B shares only.

        Class B ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B only.

        FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

        INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

        DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $43,895 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

        DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

        The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

        FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

        The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

        FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange

                 Notes to Financial Statements/October 31, 1996
        ------------------------------------------------------------------------
        NOTE 1. ACCOUNTING POLICIES - CONT.
        ------------------------------------------------------------------------
        rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

        OTHER: Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

        The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

        NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
        ------------------------------------------------------------------------
        MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.

        BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

        TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

                 Notes to Financial Statements/October 31, 1996

        ------------------------------------------------------------------------

        UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $11,961 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $90,156 on Class B share redemptions.

        The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

        The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

        EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

        For the year ended October 31, 1996, the Fund's operating expenses did not exceed the 1.40% expense limit.

        OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

        NOTE 3.  PORTFOLIO INFORMATION
        ------------------------------------------------------------------------
        INVESTMENT ACTIVITY: For the year ended October 31, 1996, purchases and sales of investments, other than short-term obligations, were $93,388,970 and $90,409,117, respectively.

        Unrealized appreciation (depreciation) at October 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation                $10,359,224
                 Gross unrealized depreciation                 (2,281,104)
                                                              -----------
                         Net unrealized appreciation          $ 8,078,120
                                                              ===========

                 Notes to Financial Statements/October 31, 1996
        ------------------------------------------------------------------------
        NOTE 3. PORTFOLIO INFORMATION - CONT.
        ------------------------------------------------------------------------
        OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

        The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

        NOTE 4. LINE OF CREDIT
        ------------------------------------------------------------------------
        The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
        (3) IBOR offshore loan rate plus 1/2 of 1%.

        The average daily loan balance for the year ended October 31, 1996 was $10,929, at a weighted average interest rate of 5.6875%. The maximum loan outstanding during the period was $1,000,000.

                                       FINANCIAL HIGHLIGHTS(b)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                              Year ended October 31
                                                -------------------------------------------------
                                                         1996                        1995
                                                Class A       Class B       Class A       Class B
                                                -------       -------       -------       -------
Net asset value -
   Beginning of period                          $12.450       $12.390       $12.690       $12.630
                                                -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income(a)                          0.123         0.027         0.167         0.076
Net realized and unrealized
gain                                              1.664         1.634         0.735         0.735
                                                -------       -------       -------       -------
   Total from Investment
      Operations                                  1.787         1.661         0.902         0.811
                                                -------       -------       -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                       (0.098)       (0.027)       (0.198)       (0.107)
In excess of net
   investment income                             (0.035)       (0.010)           --            --
From net realized gains                          (0.664)       (0.664)       (0.944)       (0.944)
                                                -------       -------       -------       -------
  Total Distributions Declared
   to Shareholders                               (0.797)       (0.701)       (1.142)       (1.051)
                                                -------       -------       -------       -------
Net asset value -
   End of period                                $13.440       $13.350       $12.450       $12.390
                                                =======       =======       =======       =======
Total return(c)                                   15.10%        14.04%         8.23%(d)      7.43%(d)
                                                =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS

Operating Expenses                                 1.58%(e)      2.33%(e)      1.36%(e)      2.11%(e)
Interest expense                                     --            --            --            --
Fees and expenses waived or
   borne by the Adviser                              --            --          0.26%(e)      0.26%(e)
Net investment income                              0.96%(e)      0.21%(e)      1.40%(e)      0.65%(e)
Portfolio turnover                                  125%          125%           74%           74%
Average commission rate (f)                     $0.0261       $0.0261            --            --
Net assets at end
of period (000)                                 $19,092       $65,714       $11,501       $59,131

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                     --            --       $ 0.031       $ 0.031
(b)   Per share data was calculated using average shares outstanding during the period.
(c)   Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   The benefits derived from custody credits and directed brokerage arrangements had no impact.
      Prior years' ratios are net of benefits received, if any.
(f)   For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                                FINANCIAL HIGHLIGHTS(b) - CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:
                                                              Year ended October 31
                                                -------------------------------------------------
                                                         1994                        1993
                                                Class A       Class B       Class A       Class B
                                                -------       -------       -------       -------
Net asset value -
   Beginning of period                          $11.760       $11.720       $ 9.340       $ 9.310
                                                -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.170         0.077         0.182         0.104
Net realized and
unrealized gain (loss)                            0.969         0.959         2.461         2.447
                                                -------       -------       -------       -------
   Total from Investment
      Operations                                  1.139         1.036         2.643         2.551
                                                -------       -------       -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.166)       (0.083)       (0.223)       (0.141)
From net realized gains                          (0.043)       (0.043)           --            --
                                                -------       -------       -------       -------
  Total distributions
   Declared to Shareholders                      (0.209)       (0.126)       (0.223)       (0.141)
                                                -------       -------       -------       -------
Net asset value -
   End of period                                $12.690       $12.630       $11.760       $11.720
                                                =======       =======       =======       =======
Total return (d)(e)                                9.76%         8.88%        28.77%        27.70%
                                                =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS
Operating Expenses                                 1.25%         2.00%         1.25%         2.00%
Interest expense                                     --            --          0.01%         0.01%
Fees and expenses waived or borne by the
 Adviser                                           0.36%         0.36%         0.51%         0.51%
Net investment income
Portfolio turnover                                 1.38%         0.63%         1.75%         1.00%
Net assets at end                                    52%           52%           58%           58%
of period (000)                                 $10,525       $63,139       $ 1,769       $40,837

(a) Net of fees and expenses waived or borne by the Adviser which amounted to
                                                $ 0.045       $ 0.045       $ 0.053       $ 0.053

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on June 8, 1992.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
100% of the ordinary income distributed by the Fund in the year ended October 31, 1996 qualifies for the corporate dividends received deduction.
--------------------------------------------------------------------------------

                FINANCIAL HIGHLIGHTS (b) - continued



                                                          Period ended
                                                           October 31
                                                      --------------------
                                                             1992(c)
                                                      Class A      Class B
                                                      -------      -------
Net asset value -
   Beginning of period                                $10.000      $10.000
                                                      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                0.088        0.059
Net realized and
unrealized gain (loss)                                 (0.748)      (0.749)
                                                      -------      -------
   Total from Investment
      Operations                                       (0.660)      (0.690)
                                                      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 --           --
From net realized gains                                    --           --
                                                      -------      -------
  Total Distributions
   Declared to Shareholders                                --           --
                                                      -------      -------
Net asset value -
   End of period                                      $ 9.340      $ 9.310
                                                      =======      =======
Total return(d)(e)                                      (6.59)%(f)   (6.90)%(f)
                                                      =======      =======
RATIOS TO AVERAGE NET ASSETS
Operating Expenses                                       1.25%(g)     2.00%(g)
Interest expense                                           --           --
Fees and expenses waived or
  borne by the Adviser                                   0.67%(g)     0.67%(g)
Net investment income                                    2.25%(g)     1.50%(g)
Portfolio turnover                                         14%(g)       14%(g)
Net assets at end of period (000)                     $   164      $32,099


                                                      $ 0.026      $ 0.026


(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS

          TO THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
            COLONIAL GLOBAL EQUITY FUND

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Global Equity Fund (a series of Colonial Trust III) at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.






        PRICE WATERHOUSE LLP
        Boston, Massachusetts
        December 10, 1996

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL


BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ........... press [1]

For account information ............................................. press [2]

To speak to a Colonial representative ............................... press [3]

For yield and total return information .............................. press [4]

For duplicate statements or new supply of checks .................... press [5]

To order duplicate tax forms and year-end statements ................ press [6]
(February through May)

To review your options at any time during your call ................. press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 7:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-426-3750

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Equity Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Global Equity Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO] COLONIAL
       MUTUAL FUNDS
       Mutual Funds for
       Planned Portfolios


                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


       COLONIAL INVESTMENT SERVICES, INC., Distributor[Copyright] 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                           GE-02/961C-1096 M (12/96)

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